UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		July 23, 2004
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:   $108,026
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     4757 107675.000SH      SOLE                34800.000         72875.000
Altria Group, Inc.             COM              02209s103      216 4325.000 SH       SOLE                  275.000          4050.000
Amerigas Partners LP           COM              030975106      208 8025.000 SH       SOLE                                   8025.000
Amgen Inc.                     COM              031162100     1729 31691.000SH       SOLE                10289.000         21402.000
Amsouth Bancorporation         COM              032165102      601 23612.000SH       SOLE                 9775.000         13837.000
Anadarko Petroleum Corp.       COM              032511107     4586 78255.000SH       SOLE                30775.000         47480.000
Anthem Inc.                    COM              03674b104     3667 40945.000SH       SOLE                18175.000         22770.000
Arthur J. Gallagher &          COM              363576109     1376 45180.000SH       SOLE                19400.000         25780.000
Autozone Inc.                  COM              053332102      392 4900.000 SH       SOLE                 3250.000          1650.000
Avon Products, Inc.            COM              054303102      489 10600.000SH       SOLE                 7200.000          3400.000
BB & T Corp.                   COM              054937107      394 10647.562SH       SOLE                 2425.000          8222.562
Bank of America                COM              060505104      368 4354.476 SH       SOLE                 1185.000          3169.476
Blockbuster, Inc.              COM              093679108      677 44600.000SH       SOLE                20250.000         24350.000
Bristol Myers Squibb Co.       COM              110122108      288 11754.000SH       SOLE                 1950.000          9804.000
CBL & Assoc. Properties        COM              124830100      234 4250.000 SH       SOLE                 1800.000          2450.000
Calpine Corp.                  COM              131347106       70 16200.000SH       SOLE                                  16200.000
Cerner Corp.                   COM              156782104      635 14250.000SH       SOLE                 7525.000          6725.000
Chesapeake Energy Corp.        COM              165167107     4929 334825.000SH      SOLE               158875.000        175950.000
Citigroup Inc.                 COM              172967101      560 12034.139SH       SOLE                 1051.000         10983.139
Colgate Palmolive Co.          COM              194162103     2301 39374.045SH       SOLE                17275.000         22099.045
Commerce Bancorp Inc. NJ       COM              200519106      862 15675.000SH       SOLE                 5725.000          9950.000
Constellation Brands, Inc.     COM              21036P108      320 8625.000 SH       SOLE                 2950.000          5675.000
Developers Diversified         COM              251591103      460 13011.000SH       SOLE                 2515.000         10496.000
Devon Energy Corp.             COM              25179m103     1947 29495.000SH       SOLE                10742.000         18753.000
Duquesne Light Holdings        COM              266233105      205 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      249 3920.000 SH       SOLE                 2025.000          1895.000
Enterprise Products Partners L COM              293792107     1603 75428.219SH       SOLE                22200.000         53228.219
Equity Inns Inc.               COM              294703103      634 68212.000SH       SOLE                25575.000         42637.000
Exxon Mobil Corp.              COM              30231g102      367 8271.999 SH       SOLE                  712.000          7559.999
Fulton Financial Corp.         COM              360271100      699 34714.000SH       SOLE                13287.000         21427.000
General Electric Co.           COM              369604103     1610 49690.285SH       SOLE                13990.000         35700.285
General Growth Properties      COM              370021107      233 7870.000 SH       SOLE                                   7870.000
Gillette Co.                   COM              375766102      252 5944.000 SH       SOLE                 4686.000          1258.000
GlaxoSmithkline Plc.           COM              37733w105     1269 30610.000SH       SOLE                16375.000         14235.000
Glimcher Realty Trust          COM              379302102      824 37250.000SH       SOLE                17650.000         19600.000
Gulfterra Energy Partners LP   COM              40274U108      350 9045.000 SH       SOLE                  725.000          8320.000
Health Care Property Investors COM              421915109      349 14500.000SH       SOLE                 1050.000         13450.000
Home Depot, Inc.               COM              437076102      217 6175.000 SH       SOLE                  730.000          5445.000
Int'l Business Machines        COM              459200101      242 2743.000 SH       SOLE                                   2743.000
Int'l. Game Technology         COM              459902102      255 6600.000 SH       SOLE                 1200.000          5400.000
Intel Corp.                    COM              458140100      365 13240.481SH       SOLE                  600.000         12640.481
Istar Financial Inc.           COM              45031u101      709 17725.000SH       SOLE                10425.000          7300.000
Johnson & Johnson              COM              478160104      970 17415.251SH       SOLE                 3330.000         14085.251
Kerr-McGee Corp                COM              492386107     3969 73809.000SH       SOLE                26500.000         47309.000
Kinder Morgan Energy Partners  COM              494550106     2864 70390.000SH       SOLE                34085.000         36305.000
Laboratory Corp. of America    COM              50540R409     4974 125300.000SH      SOLE                39550.000         85750.000
Liberty Media Corp. Int'l. Ser COM              530719103      558 15028.000SH       SOLE                 6203.000          8825.000
Liberty Media Corp. Ser. A     COM              530718105     2713 301793.000SH      SOLE               124268.000        177525.000
LoJack Corp.                   COM              539451104      108 12275.000SH       SOLE                11450.000           825.000
Magellan Midstream Partners LP COM              559080106      497 9770.655 SH       SOLE                  700.000          9070.655
Maverick Tube Corp.            COM              577914104      277 10550.000SH       SOLE                 7200.000          3350.000
Microsoft Corp.                COM              594918104      434 15184.961SH       SOLE                  900.000         14284.961
Mid America Apartment Communit COM              59522j103      231 6085.041 SH       SOLE                 2650.000          3435.041
Mills Corp.                    COM              601148109      263 5625.000 SH       SOLE                 2500.000          3125.000
National Commerce Financial    COM              63545P104      296 9100.000 SH       SOLE                 5250.000          3850.000
Northern Border Partns         COM              664785102      363 9075.000 SH       SOLE                                   9075.000
Pactiv Corp.                   COM              695257105     4233 169725.000SH      SOLE                65050.000        104675.000
Penn Virginia Corp.            COM              707882106     1144 31690.000SH       SOLE                19750.000         11940.000
Pennsylvania Real Estate       COM              709102107     2913 85039.999SH       SOLE                27226.000         57813.999
Pepsico, Inc.                  COM              713448108      212 3943.000 SH       SOLE                  100.000          3843.000
Pfizer, Inc.                   COM              717081103     7353 214499.984SH      SOLE                83525.000        130974.984
Quest Diagnostics, Inc.        COM              74834L100     5287 62235.000SH       SOLE                20750.000         41485.000
Regions Financial Corp.        COM              758940100      207 5675.000 SH       SOLE                 2425.000          3250.000
Resource America Inc.          COM              761195205     1450 61447.000SH       SOLE                23214.000         38233.000
Service Master Co.             COM              81760N109      489 39705.000SH       SOLE                12125.000         27580.000
Shire Pharmaceuticals ADR      COM              82481r106      796 29790.001SH       SOLE                 9591.000         20199.001
Sovereign Bancorp, Inc.        COM              845905108     2963 134072.000SH      SOLE                64225.000         69847.000
Steris Corp.                   COM              859152100     1623 71950.000SH       SOLE                24175.000         47775.000
Susquehanna Bancshares, Inc.   COM              869099101      242 9618.000 SH       SOLE                                   9618.000
TCF Financial Corp.            COM              872275102      418 7200.000 SH       SOLE                  825.000          6375.000
Trustco Bank Corp. NY          COM              898349105      228 17400.000SH       SOLE                 7150.000         10250.000
Valero Energy                  COM              91913Y100      877 11895.000SH       SOLE                 4075.000          7820.000
Vornado Realty                 COM              929042109      206 3610.000 SH       SOLE                 1800.000          1810.000
Washington Mutual              COM              939322103     5650 146220.561SH      SOLE                52644.000         93576.561
Watson Pharmaceuticals         COM              942683103      292 10850.000SH       SOLE                 6250.000          4600.000
Well Point Health Networks     COM              94973h108     2736 24425.000SH       SOLE                 6110.000         18315.000
XTO Energy Inc.                COM              98385x106     7691 258160.000SH      SOLE                95097.000        163063.000